Share-Based Compensation	12 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation

17) Share-Based Compensation

At the closing of the Transaction on June 10, 2021, ADK LLC’s share-based compensation awards (as such terms are defined below) were converted into equity in indie at the Exchange Ratio of 27.80. Share and per share information below have been converted from historical disclosure based on the Exchange Ratio.

2021 Omnibus Equity Incentive Plan

The Company’s Board of Directors adopted the indie Semiconductor, Inc. 2021 Omnibus Equity Incentive Plan (the “2021 Plan”) effective June 10, 2021, which provides for the granting of nonqualified stock options, incentive stock options, restricted stock awards, stock appreciation rights, performance stock awards, unrestricted stock awards, distribution equivalent rights or any combination of the foregoing to employees and directors for a total of 10,368,750 shares. The primary purpose of the 2021 Plan is to enhance the Company’s ability to attract, motivate and retain the services of qualified employees, officers and directors.

The Company accounts for share-based compensation arrangements with employees and non-employees in accordance with ASC 718-10, Compensation — Stock Compensation, which requires the Company to account for the compensation expense related to all equity awards on a fair value based method. Further, the Company treats equity awards with multiple vesting tranches as a single award for expense attribution purposes and recognize compensation expense on a straight-line basis over the required service vesting period of the entire award.

Since inception of the 2021 Plan, equity awards granted are in the form of restrictive stock units (“RSU”). These RSUs primarily have a four-year vesting schedule and vests annually in equal installments. The grant date fair value of RSUs issued per the 2021 Plan was valued based on the value of indie’s common stock on the date of grant. The RSUs are equity classified. As of December 31, 2021, there were 6,311,665 award units in the 2021 Plan that were available for grant.

Historical Profit Interests

Historically, per the ADK LLC Operating Agreement, ADK LLC issued Class  B units (“Profits Interests” or “Class B units”) to employees, directors and consultants. Class B units entitle the holders of such units to a share of ADK LLC’s profits and distributions of ADK’s assets to the extent their capital accounts are positive. Holders of Class B units do not have voting rights except to the extent required by law.

The board of directors authorized 14,284,919 shares (or 513,846 units prior to the exchange) for grant under the ADK LLC Operating Agreement. The Class B units generally have a four-year vesting schedule, in which 25% of units vest after 12 months and the remaining 75% vest monthly over the following three-year period. Upon the consummation of the Transaction, the Class B units were converted into Class A common stocks at the Exchange Ratio of 27.80. Any unvested shares will continue to vest over time following their original contractual terms. No additional profit interests were granted post the consummation of the Transaction.

Prior to the consummation of the Transaction, the grant date fair value of the Class B units was determined using the Monte Carlo simulation. The significant assumptions used in valuation include the constant risk-free rate, constant volatility factor and the Geometric Brownian Motion. The following table presents the weighted average assumptions used in the valuations for the Class B units on December 31, 2020:

December 31, 2020
Risk-free rate	1.5%
Volatility factor	54.0%
Geometric Brownian Motion	0.853

The Profit Interests are equity-classified awards that operate substantially the same as an RSU. The consummation of the Transaction is considered to be a qualifying liquidation event, such that all historically vested units are now considered to have value. As a result, the unrecognized compensation costs through the consummation date of the Transaction were recognized in full as a change of control satisfying the in-substance performance condition became probable. No compensation cost was recognized historically until the closing of the Transaction.

Phantom Units

On January 29, 2021, indie issued Phantom Units that give employees rights to receive, upon vesting, either 1,751,360 shares of Class A common stock (or 62,998 Phantom Units prior to giving effect to the Exchange Ratio) or the equivalent in cash at the election of indie (the “Phantom Units”). These Phantom Units had a grant date fair value of $6.83 per share of Class A common stock. The Phantom Units generally have a four-year vesting schedule, in which 25% of units vest after 12 months and the remaining 75% vest monthly over the following three-year period. Certain awards vest based on specific performance conditions. Notwithstanding the foregoing, no Phantom Units vested until December 10, 2021.

These Phantom Units are equity-classified awards that operate substantially the same as an RSU. The grant date fair value of the Phantom Units was determined by dividing the expected equity value of the Company upon the Transaction by the Company’s expected capitalization structure at the time of the grant. No compensation cost was recognized historically until the closing of the Transaction.

Unvested Earn-out Shares

A portion of the earn-out shares were issued to individuals with unvested equity awards. While the payout of these shares requires achievement of the earn-out milestones, the individuals are required to complete the remaining service period associated with these unvested equity awards to be eligible to receive the earn-out shares. As a result, these unvested earn-out shares are equity-classified awards that operate substantially the same as an RSU. The aggregated grant date fair value of these shares totaled $3,919 (or $9.20 per share). The grant date fair value of the earn-out shares was valued based on the fair value of the earn-out liability at inception divided by total shares subject to the earn-out liability.

Stock compensation expense is recorded in research and development and general and administrative expenses based on the classification of the work performed by the grantees.

The following table sets forth the share-based compensation for the periods presented:

	December 31,
	2021	2020
Research and development	$9,721	$—
Selling, general, and administrative	13,184	—
Total	$22,905	$—

The following table sets forth the changes in the Company’s outstanding aforementioned equity awards for the years ended December 31, 2021 and 2020:

	Number of Shares	Weighted average grant date fair value	Shares Retained to Cover Statutory Minimum Withholding Taxes
Nonvested shares as of December 31, 2019	1,709,478	$0.09
Granted	3,358,240	$3.28
Vested	(882,872)	$0.55	—
Forfeited	(343,024)	$0.09
Nonvested shares as of December 31, 2020	3,841,822	$2.61
Granted	6,237,471	$9.00
Vested	(3,070,760)	$4.17	153,636
Forfeited	(337,026)	$4.04
Nonvested shares as of December 31, 2021	6,671,507	$7.79

As of December 31, 2021 there was $43,548 of total unrecognized compensation costs related to all nonvested shares, which is expected to be recognized over a weighted-average remaining vesting period of 3.4 years.

TeraXion Option Plan

On October 12, 2021, the Company assumed fully vested TeraXion options, which became exercisable to purchase 1,542,332 shares of indie Class A common stock with a fair value of $17,249 in connection with the acquisition. The options have a 10-year term from the original grant date. The consummation of the TeraXion acquisition is considered to be a qualifying liquidation event per the original option plan, all of the options became fully vested upon the acquisition date. As such, there is no further stock-based compensation expense to be recognized.

The following table sets forth the changes in the Company’s outstanding options for the year ended December 31, 2021:

	Options	Weighted- average exercise price	Weighted- average remaining contractual term (years)	Aggregate intrinsic value
Outstanding at December 31, 2020	—	$—
Assumed from acquisition	1,542,332	$0.23
Exercised	(92,251)	$0.71
Forfeited or expired	—	$—
Outstanding at December 31, 2021	1,450,081	$0.20	5.93	$17,095
Exercisable at December 31, 2021	1,450,081	$0.20	5.93	$17,095
Vested or expected to vest	1,450,081	$0.20	5.93	$17,095